Note 22 - Income Tax	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
22.	Income tax

The following is a reconciliation stated as a percentage of pre-tax income of the combined statutory corporate income tax rate of Ontario, Canada to the Company's effective tax rate:

	Year ended December 31,
	2020	2019

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	1.5	3.0
Tax effect of flow through entities	(4.6)	(2.0)
Impact of changes in foreign exchange rates	0.3	(0.1)
Adjustments to tax liabilities for prior periods	(0.2)	(0.1)
Effect of changes in enacted tax rate in other jurisdictions	0.3	0.3
Changes in liability for unrecognized tax benefits	0.6	-
Stock-based compensation	1.5	0.3
Foreign, state, and provincial tax rate differential	(2.3)	(1.5)
Change in valuation allowance	3.8	(0.4)
Acquisition related costs and contingent consideration	1.6	1.4
Withholding taxes and other	1.8	0.4
Effective income tax rate	30.8%	27.8%

Earnings before income tax by jurisdiction comprise the following:

	Year ended December 31,
	2020	2019

Canada	$8,257	$10,876
United States	53,111	49,884
Foreign	75,167	129,838
Total	$136,535	$190,598

Income tax expense (recovery) comprises the following:

	Year ended December 31,
	2020	2019

Current
Canada	$3,309	$2,939
United States	19,577	15,029
Foreign	32,344	41,745
	55,230	59,713

Deferred
Canada	2,154	238
United States	(9,765)	(520)
Foreign	(5,573)	(6,418)
	(13,184)	(6,700)

Total	$42,046	$53,013

The significant components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2020	2019

Loss carry-forwards and other credits	$18,314	$18,969
Expenses not currently deductible	33,442	28,446
Revenue not currently taxable	(14,076)	(6,212)
Stock-based compensation	526	386
Investments	10,696	7,870
Provision for doubtful accounts	8,308	4,585
Financing fees	(325)	(330)
Net unrealized foreign exchange losses	560	68
Depreciation and amortization	(57,746)	(44,577)
Operating leases	8,110	7,998
Less: valuation allowance	(13,324)	(7,801)
Net deferred tax (liabilities) assets	$(5,515)	$9,402

As at
December 31, 2020,
the Company believes that it is more likely than
not
that its deferred tax assets of
$45,008
will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has pre-tax NOL carry-forward balances as follows:

	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2020	2019	2020	2019	2020	2019

Canada	$5,632	$16,525	$65	$24	$5,567	$16,501
United States	3,059	3,144	924	922	2,135	2,222
Foreign	53,997	40,006	32,091	21,476	21,906	18,530

The Company has pre-tax capital loss carry-forwards as follows:

	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2020	2019	2020	2019	2020	2019

Canada	$1,922	$1,864	$1,922	$1,758	$-	$106
United States	1,698	1,698	1,698	1,698	-	-
Foreign	6,876	6,271	6,876	6,271	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carry-forward balances attributable to Canada begin to expire in
2035.
NOL carry-forward balances attributable to the United States begin to expire in
2028.
Foreign NOL carry-forward balances begin to expire in
2021.
The utilization of NOLs
may
be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of US subsidiaries is nil
(
2019
-
nil
). Cumulative unremitted foreign earnings of international subsidiaries (other than the US) approximated
$117,897
as at
December 31, 2020 (
2019
-
$107,323
). The Company has
not
provided a deferred tax liability on the unremitted foreign earnings as it is management's intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not
be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2020	2019

Balance, January 1	$1,468	$1,460
Gross increases for tax positions of prior periods	908	71
Reduction for lapses in applicable statutes of limitations	(87)	(129)
Foreign currency translation	55	66

Balance, December 31	$2,344	$1,468

Of the
$2,344
(
2019
-
$1,468
) in gross unrecognized tax benefits,
$2,344
(
2019
-
$1,468
) would affect the Company's effective tax rate if recognized. For the year-ended
December 31, 2020,
additional interest and penalties of
$224
related to uncertain tax positions was accrued (
2019
-
$72;
2018
-
$6
). The Company reversed
$44
of accrued interest and penalties related to positions lapsed in applicable statute of limitations in
2020
(
2019
-
$80;
2018
-
$173
). As at
December 31, 2020,
the Company had accrued
$362
(
2019
-
$182
) for potential income tax related interest and penalties.

Within the next
twelve
months, the Company believes it is reasonably possible that
$262
of unrecognized tax benefits associated with uncertain tax positions may
be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four
to
seven
years and income tax returns filed with the United States Internal Revenue Service and related states are open for three
to
five
years. Tax returns for significant other jurisdictions in which the Company conducts business are generally open for four
years.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.